RELATED PARTY TRANSACTIONS (Schedule of dividends and interest income received from shares held in and secured notes issued by related parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Dividend income - related parties	$ 0	$ 3,884
ADS Maritime Holding
Related Party Transaction [Line Items]
Dividend income - related parties	0	1,508
Frontline
Related Party Transaction [Line Items]
Dividend income - related parties	0	2,376
NorAm Drilling
Related Party Transaction [Line Items]
Interest income	$ 0	$ 210